                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS       DECEMBER 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
         SHARES                                                                                             VALUE
--------------------------                                                                             -----------------

                               COMMON STOCKS (58.1%)
                               Advertising/Marketing Services (0.1%)
                    7,019      CCE Spinco, Inc.*                                                     $           91,946
                                                                                                       -----------------

                               Aerospace & Defense (1.3%)
                   15,470      Northrop Grumman Corp.                                                           929,902
                   23,770      Raytheon Co.                                                                     954,365
                                                                                                       -----------------
                                                                                                              1,884,267
                                                                                                       -----------------
                               Beverages: Alcoholic (0.5%)
                   11,750      Diageo PLC (ADR) (United Kingdom)                                                685,025
                                                                                                       -----------------

                               Beverages: Non-Alcoholic (0.9%)
                   32,500      Coca-Cola Co. (The)                                                            1,310,075
                                                                                                       -----------------

                               Biotechnology (0.7%)
                   22,900      Chiron Corp.*                                                                  1,018,134
                                                                                                       -----------------

                               Broadcasting (1.2%)
                   56,150      Clear Channel Communications, Inc.                                             1,765,917
                                                                                                       -----------------

                               Casino/Gaming (0.0%)
                    4,685      Fitzgeralds Gaming Corp. + (a)*                                                        0
                                                                                                       -----------------

                               Chemicals: Major Diversified (2.9%)
                   74,680      Bayer AG (ADR) (Germany)                                                       3,118,637
                   19,160      Dow Chemical Co. (The)                                                           839,591
                    7,618      Lanxess (Germany)*                                                               243,048
                                                                                                       -----------------
                                                                                                              4,201,276
                                                                                                       -----------------
                               Computer Processing Hardware (0.6%)
                   29,800      Hewlett-Packard Co.                                                              853,174
                                                                                                       -----------------

                               Department Stores (0.5%)
                   15,550      Kohl's Corp.*                                                                    755,730
                                                                                                       -----------------

                               Discount Stores (0.9%)
                   28,050      Wal-Mart Stores, Inc.                                                          1,312,740
                                                                                                       -----------------

                               Electric Utilities (2.0%)
                   24,900      American Electric Power Co., Inc.                                                923,541
                   14,440      Entergy Corp.                                                                    991,306
                   19,160      FirstEnergy Corp.                                                                938,648
                                                                                                       -----------------
                                                                                                              2,853,495
                                                                                                       -----------------
                               Finance/Rental/Leasing (1.3%)
                   25,010      Freddie Mac                                                                    1,634,403
                   10,800      MBNA Corp.                                                                       293,220
                                                                                                       -----------------
                                                                                                              1,927,623
                                                                                                       -----------------
                               Financial Conglomerates (4.1%)
                   45,993      Citigroup, Inc.                                                                2,232,040
                   72,032      JPMorgan Chase & Co.                                                           2,858,950
                   16,500      State Street Corp.                                                               914,760
                                                                                                       -----------------
                                                                                                              6,005,750
                                                                                                       -----------------
                               Food: Major Diversified (1.4%)
                   30,150      Unilever N.V. (NY Registered Shares) (Netherlands)                             2,070,401
                                                                                                       -----------------

                               Food: Specialty/Candy (0.6%)
                   22,400      Cadbury Schweppes PLC (ADR) (United Kingdom)                                     857,696
                                                                                                       -----------------

                               Household/Personal Care (0.6%)
                    7,250      Avon Products, Inc.                                                              206,988
                   11,900      Procter & Gamble Co. (The)                                                       688,772
                                                                                                       -----------------
                                                                                                                895,760
                                                                                                       -----------------
                               Industrial Conglomerates (2.9%)
                   60,760      General Electric Co.                                                           2,129,638
                   18,076      Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                      729,728
                   16,600      Siemens AG (ADR) (Germany)                                                     1,420,794
                                                                                                       -----------------
                                                                                                              4,280,160
                                                                                                       -----------------
                               Insurance Brokers/Services (0.7%)
                   32,000      Marsh & McLennan Companies, Inc.                                               1,016,320
                                                                                                       -----------------

                               Integrated Oil (3.1%)
                   20,120      BP PLC (ADR) (United Kingdom)                                                  1,292,106
                   22,236      ConocoPhillips                                                                 1,293,690
                    9,620      Exxon Mobil Corp.                                                                540,355
                   23,400      Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                         1,438,866
                                                                                                       -----------------
                                                                                                              4,565,017
                                                                                                       -----------------
                               Investment Banks/Brokers (2.8%)
                    4,550      Goldman Sachs Group, Inc. (The)                                                  581,081
                   34,300      Merrill Lynch & Co., Inc.                                                      2,323,139
                   83,300      Schwab (Charles) Corp. (The)                                                   1,222,011
                                                                                                       -----------------
                                                                                                              4,126,231
                                                                                                       -----------------
                               Life/Health Insurance (0.3%)
                   23,400      Aegon N.V. (ARS) (Netherlands)                                                   381,888
                                                                                                       -----------------

                               Major Banks (1.5%)
                   27,680      Bank of America Corp.                                                          1,277,432
                   15,790      PNC Financial Services Group                                                     976,296
                                                                                                       -----------------
                                                                                                              2,253,728
                                                                                                       -----------------
                               Major Telecommunications (3.2%)
                   40,300      France Telecom S.A. (ADR) (France)                                             1,001,052
                   88,126      Sprint Nextel Corp.                                                            2,058,623
                   53,110      Verizon Communications Inc.                                                    1,599,673
                                                                                                       -----------------
                                                                                                              4,659,348
                                                                                                       -----------------
                               Managed Health Care (1.0%)
                   13,500      CIGNA Corp.                                                                    1,507,950
                                                                                                       -----------------

                               Media Conglomerates (3.1%)
                   55,420      Disney (Walt) Co. (The)                                                        1,328,417
                  124,820      Time Warner, Inc.                                                              2,176,861
                   32,100      Viacom Inc. (Class B)*                                                         1,046,460
                                                                                                       -----------------
                                                                                                              4,551,738
                                                                                                       -----------------
                               Medical Specialties (1.1%)
                   13,800      Applera Corp. - Applied Biosystems Group                                         366,528
                   13,290      Bausch & Lomb, Inc.                                                              902,391
                   12,100      Boston Scientific Corp.*                                                         296,329
                                                                                                       -----------------
                                                                                                              1,565,248
                                                                                                       -----------------
                               Motor Vehicles (0.5%)
                   27,550      Honda Motor Co., Ltd. (ADR) (Japan)                                              798,124
                                                                                                       -----------------

                               Multi-Line Insurance (0.6%)
                    9,790      Hartford Financial Services Group, Inc. (The)                                    840,863
                                                                                                       -----------------

                               Oil & Gas Pipelines (0.5%)
                   34,000      Williams Companies, Inc. (The)                                                   787,780
                                                                                                       -----------------

                               Oil Refining/Marketing (0.3%)
                    9,280      Valero Energy Corp.                                                              478,848
                                                                                                       -----------------

                               Oilfield Services/Equipment (1.2%)
                   18,410      Schlumberger Ltd. (Netherlands Antilles)                                       1,788,532
                                                                                                       -----------------

                               Packaged Software (1.2%)
                   97,100      Symantec Corp.*                                                                1,699,250
                                                                                                       -----------------

                               Pharmaceuticals: Major (7.6%)
                   92,990      Bristol-Myers Squibb Co.                                                       2,136,910
                   16,200      GlaxoSmithKline PLC (ADR) (United Kingdom)                                       817,776
                   25,200      Lilly (Eli) & Co.                                                              1,426,068
                   30,220      Roche Holdings Ltd. (ADR) (Switzerland)                                        2,284,632
                   23,660      Sanofi-Aventis (ADR) (France)                                                  1,038,674
                  101,870      Schering-Plough Corp.                                                          2,123,990
                   29,340      Wyeth                                                                          1,351,694
                                                                                                       -----------------
                                                                                                             11,179,744
                                                                                                       -----------------
                               Precious Metals (1.1%)
                   29,000      Newmont Mining Corp.                                                           1,548,600
                                                                                                       -----------------

                               Property - Casualty Insurers (2.6%)
                    3,900      ACE Ltd. (Cayman Islands)                                                        208,416
                   14,910      Chubb Corp. (The)                                                              1,455,962
                   35,670      St. Paul Travelers Companies, Inc. (The)                                       1,593,379
                    8,800      XL Capital Ltd. (Class A) (Cayman Islands)                                       592,944
                                                                                                       -----------------
                                                                                                              3,850,701
                                                                                                       -----------------
                               Restaurants (0.3%)
                   13,490      McDonald's Corp.                                                                 454,883
                                                                                                       -----------------

                               Semiconductors (1.4%)
                   45,250      Intel Corp.                                                                    1,129,440
                   72,100      Micron Technology, Inc.*                                                         959,651
                                                                                                       -----------------
                                                                                                              2,089,091
                                                                                                       -----------------
                               Specialty Stores (0.2%)
                   10,800      Office Depot, Inc.*                                                              339,120
                                                                                                       -----------------

                               Telecommunication Equipment (0.5%)
                   32,617      Motorola, Inc.                                                                   736,818
                                                                                                       -----------------

                               Tobacco (0.8%)
                   16,090      Altria Group, Inc.                                                             1,202,245
                                                                                                       -----------------

                               TOTAL COMMON STOCKS
                                 (Cost $72,492,294)                                                          85,191,236
                                                                                                       -----------------

        PRINCIPAL
        AMOUNT IN                                                              COUPON      MATURITY
        THOUSANDS                                                               RATE         DATE           VALUE
--------------------------                                                  ------------ ------------- -----------------
                               CONVERTIBLE BONDS (13.5%)
                               Airlines (1.8%)
                   $2,800      Continental Airlines Inc.                        4.50%      02/01/07           2,625,000
                                                                                                       -----------------

                               Cable/Satellite TV (1.3%)
                    2,000      Echostar Communications Corp.                    5.75       05/15/08           1,960,000
                                                                                                       -----------------

                               Electric Utilities (0.6%)
                      297      PG&E Corp.                                       9.50       06/30/10             828,630
                                                                                                       -----------------

                               Electronic Components (0.7%)
                    1,000      SCI Systems, Inc.                                3.00       03/15/07             962,500
                                                                                                       -----------------

                               Electronic Production Equipment (1.2%)
                    1,900      Veeco Instruments, Inc.                          4.125      12/21/08           1,793,125
                                                                                                       -----------------

                               Hotels/Resorts/Cruiselines (1.6%)
                    2,000      Hilton Hotels Corp. - 144A**                     3.375      04/15/23           2,362,500
                                                                                                       -----------------

                               Household/Personal Care (1.7%)
                    2,000      Church & Dwight Co., Inc. - 144A**               5.25       08/15/33           2,417,500
                                                                                                       -----------------

                               Internet Retail (0.8%)
                    1,214      Amazon.com, Inc.                                 4.75       02/01/09           1,173,027
                                                                                                       -----------------

                               Investment Banks/Brokers (0.5%)
                      741      E*Trade Financial Corp.                          6.00       02/01/07             752,115
                                                                                                       -----------------

                               Media Conglomerates (1.3%)
                    1,920      Disney (Walt) Co. (The)                          2.125      04/15/23           1,929,600
                                                                                                       -----------------

                               Semiconductors (1.0%)
                    1,550      Skyworks Solutions, Inc.                         4.75       11/15/07           1,513,188
                                                                                                       -----------------

                               Telecommunication Equipment (1.0%)
                    1,575      Terayon Communication Systems, Inc.              5.00       08/01/07           1,519,875
                                                                                                       -----------------

                               TOTAL CONVERTIBLE BONDS
                                 (Cost $19,851,444)                                                          19,837,060
                                                                                                       -----------------

                               CORPORATE BONDS (15.1%)
                               Agricultural Commodities/Milling (1.6%)
                    2,250      Corn Products International Inc.                 8.25       07/15/07           2,351,752
                                                                                                       -----------------

                               Apparel/Footwear (1.6%)
                    2,250      Tommy Hilfiger USA Inc.                          6.85       06/01/08           2,328,750
                                                                                                       -----------------

                               Broadcasting (2.0%)
                    2,800      Clear Channel Communications, Inc.               8.00       11/01/08           2,978,699
                                                                                                       -----------------

                               Cable/Satellite TV (0.1%)
                      125      CSC Holdings, Inc.                               7.625      07/15/18             119,375
                                                                                                       -----------------

                               Electric Utilities (0.2%)
                      100      CMS Energy Corp.                                 7.50       01/15/09             103,500
                       50      MidAmerican Energy Holdings                      7.63       10/15/07              52,131
                      175      Niagara Mohawk Power (Series G)                  7.75       10/01/08             186,962
                                                                                                       -----------------
                                                                                                                342,593
                                                                                                       -----------------
                               Home Building (2.1%)
                       75      D.R. Horton Inc.                                 8.00       02/01/09              80,306
                    2,800      Toll Corp.                                       8.25       02/01/11           2,936,500
                                                                                                       -----------------
                                                                                                              3,016,806
                                                                                                       -----------------
                               Hotels/Resorts/Cruiselines (3.1%)
                      400      Starwood Hotels & Resorts Worldwide, Inc.        7.375      11/15/15             436,000
                    3,700      Starwood Hotels & Resorts Worldwide, Inc.        7.875      05/01/12           4,097,750
                                                                                                       -----------------
                                                                                                              4,533,750
                                                                                                       -----------------
                               Miscellaneous Manufacturing (0.1%)
                      200      Ametek Inc.                                      7.20       07/15/08             208,483
                                                                                                       -----------------

                               Other Consumer Specialties (0.1%)
                       79      Boyds Collection Ltd. (Series B)(a)              9.00       05/15/08              75,445
                                                                                                       -----------------

                               Other Metals/Minerals (1.2%)
                    1,800      USEC Inc.                                        6.625      01/20/06           1,800,000
                                                                                                       -----------------

                               Publishing: Newspapers (1.4%)
                    2,000      Media General Inc.                               6.95       09/01/06           2,016,092
                                                                                                       -----------------

                               Trucks/Construction/Farm Machinery (1.6%)
                    2,300      Navistar International (Series B)                9.375      06/01/06           2,346,000
                                                                                                       -----------------

                               TOTAL CORPORATE BONDS
                                 (Cost $22,019,401)                                                          22,117,745
                                                                                                       -----------------

        NUMBER OF
         SHARES
--------------------------
                               CONVERTIBLE PREFERRED STOCKS (9.0%)
                               Electric Utilities (2.0%)
                   47,000      FPL Group, Inc. $4.00                                                          2,912,590
                                                                                                       -----------------

                               Financial Conglomerates (1.3%)
                   57,000      Citigroup Funding Inc. (Series GNW)                                            1,872,450
                                                                                                       -----------------

                               Investment Banks/Brokers (1.1%)
                   62,000      Lehman Brothers Holdings Inc. (Series GIS) $1.5625                             1,629,980
                                                                                                       -----------------

                               Life/Health Insurance (1.3%)
                   72,000      MetLife, Inc. (Series B) $1.5938                                               1,983,600
                                                                                                       -----------------

                               Pharmaceuticals: Major (0.9%)
                   25,500      Schering-Plough Corp. $3.00                                                    1,371,645
                                                                                                       -----------------

                               Property - Casualty Insurers (1.2%)
                   70,000      Travelers Property Casualty Corp. $1.125                                       1,733,200
                                                                                                       -----------------

                               Telecommunication Equipment (1.2%)
                    1,800      Lucent Technologies Capital Trust I $77.50                                     1,755,000
                                                                                                       -----------------

                               TOTAL CONVERTIBLE PREFERRED STOCKS
                                 (Cost $12,297,474)                                                          13,258,465
                                                                                                       -----------------

        PRINCIPAL
        AMOUNT IN                                                               COUPON      MATURITY
        THOUSANDS                                                                RATE         DATE
--------------------------                                                  ------------  -------------
                               SHORT-TERM INVESTMENT (3.9%)
                               REPURCHASE AGREEMENT
                   $5,649      Joint repurchase agreement account (dated
                               12/30/2005; proceeds $5,651,668) (b)
                               (Cost $5,649,000)                                4.25%      01/03/06           5,649,000
                                                                                                       -----------------

                               TOTAL INVESTMENTS
                                 (Cost $132,309,613)(c)                                        99.6%        146,053,506
                               OTHER ASSETS IN EXCESS OF LIABILITIES                            0.4             597,592
                                                                                          ------------ -----------------
                               NET ASSETS                                                     100.0%       $146,651,098
                                                                                          ============ =================

-------------------------------------------------------------------------
     ADR  American Depositary Receipt.
     ARS  American Registered Shares.
     *    Non-income producing security.

     **   Resale is restricted to qualified institutional investors.
     +    Resale is restricted; acquired 12/13/95 at a cost basis of $21,129.
     (a)  Securities with total market value equal to $75,445 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.
     (b)  Collateralized by federal agency and U.S. Treasury obligations.
     (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,849,717 and the aggregate gross unrealized depreciation is $6,105,824, resulting in net unrealized appreciation of $13,743,893.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2006

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Income Builder
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2006

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                        5